Operating Lease Agreements (Schedule Of Details Of Rent Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Property Subject to or Available for Operating Lease [Line Items]
Total rent expense	$ 202,449		$ 184,471		$ 170,387
Company Operated Restaurants [Member]
Property Subject to or Available for Operating Lease [Line Items]
Total rent expense	153,538	[1]	140,014	[1]	129,135	[1]
Franchised Restaurants [Member]
Property Subject to or Available for Operating Lease [Line Items]
Total rent expense	$ 48,911	[2]	$ 44,457	[2]	$ 41,252	[2]

[1]	Included within the caption “Occupancy and other operating expenses” in the consolidated statements of income.
[2]	Included within the caption “Franchised restaurants - occupancy expenses” in the consolidated statements of income.